Organization and Nature of Operations	12 Months Ended
Jan. 31, 2023
Disclosure Of Organization And Nature Of Operations [Abstract]
Organization and Nature of Operations [Text Block]

1.      Organization and Nature of Operations

Admiral Bay Resources Inc. ("Admiral") was incorporated in British Columbia on September 3, 1987.

Effective September 23, 2019, Admiral was part of a three-cornered amalgamation among Admiral, 2693980 Ontario Inc. (a wholly owned subsidiary of Admiral) and Cultivar Holdings Ltd. (the "Transaction").

At completion of the Transaction, Admiral changed its name to Cultivar Holdings Inc. (the "Company").

On April 9, 2020, the Company completed its name change from "Cultivar Holdings Inc." to "Predictmedix Inc." (the "Name Change"). The CUSIP number assigned to the Company's common shares following the name change is CUSIP 74040L100 (ISIN CA74040L1004). In connection with the Name Change, the Company's trading symbol, as listed on the CSE and the OTCQB have also been changed from "CULT" to "PMED", and from "CVRHF" to "PMEDF", respectively.

The Company's business is focused on developing artificial intelligence ("AI") powered technologies for general workplace health and safety, and for the health care industry. The Company's business is focussed on artificial intelligence ("AI") technologies which are targeting two specific areas: 1) workplace health and safety and 2) healthcare.

The Company's corporate head office is located at 77 King Street W, Suite 3000, Toronto, Ontario, Canada, M5K 1G8.